Due from Related Parties - Schedule of Due from Related Party (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total loans to third parties	$ 184,961
Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Total loans to third parties	44,128
Beijing Zhiping Science and Technology Development Co., Ltd [Member]
Total loans to third parties	28,724
Anytrust Information Technology Co., Ltd [Member]
Total loans to third parties	$ 112,109